COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease commitments under non-cancelable operating leases as of December 31, 2012, are as follows:
2013	$921
2014	579
2015	312
2016 and thereafter	202

$2,014